Revenue from contract with customers	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenue from contract with customers
7.	Revenue from contract with customers

7.1	Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2022, 2021 and 2020.

	2022	2021	2020
Passenger revenue
Passenger revenue	$2,793,420	$1,388,089	$752,050
Miles redeemed	31,299	24,301	8,544

	2,824,719	1,412,390	760,594

Cargo and mail revenue	101,765	71,577	21,002

Other operating revenue
Frequent flyer program - marketing services	28,396	18,897	15,452
Other operating revenue	10,153	7,067	3,955

	38,549	25,964	19,407

	$2,965,033	$1,509,931	$801,003

7.2	Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.
The table below presents the changes in air traffic liability:

	2022	2021
Balance at beginning of year	$557,331	$470,695
Sales	3,320,260	1,801,347
Revenue recognition	(2,623,256)	(1,326,627)
Tax recognition	(450,541)	(218,624)
Reimbursements	(105,508)	(129,296)
Interline tickets	(52,496)	(26,436)
Other	6,015	(13,728)

Balance at end of year	$651,805	$557,331

The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months. Since 2020, in response to
Covid-19
and
for those
tickets which were scheduled to expire before June 2021, the Company established a new commercial policy that extended the tickets expiration to June 30, 2022 The Company calculated a specific breakage for tickets that were not expected be used based on this new commercial policy. As of December 31, 2022, the revenue related to these tickets, has been recognized in the consolidated statement of profit or loss.

The table below presents the activity of the current and
non-current
frequent flyer liability:

	2022	2021
Balance at beginning of year	$95,114	$91,213
Deferred of revenue	47,711	28,202
Recognition of revenue	(31,299)	(24,301)

Balance at end of year	$111,526	$95,114

Current	55,292	34,719
Non-current	56,234	60,395

	$111,526	$95,114

Contract assets are reflected as account receivable. See note 10.
7.3     Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2022	2021	2020
North America	$957,730	$428,457	$233,039
South America	1,094,450	557,827	281,008
Central America	819,534	475,590	246,727
Caribbean	54,770	22,093	20,822

	$2,926,484	$1,483,967	$781,596

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.